Property, Equipment and Software (Tables)	12 Months Ended
Dec. 31, 2017
Property, Equipment and Software
Summary of property, equipment and software

The following is a summary of property, equipment and software (in thousands):

	December 31, 2016	December 31, 2017
	RMB	RMB
Building and decoration	1,207,607	1,496,971
Leasehold improvements	39,880	98,278
Furniture, fixtures and office equipment	104,779	124,201
Vehicles	52,396	68,414
Servers and computers	1,700,463	2,583,270
Software	54,273	86,650
Construction in progress	663,374	1,086,773

	3,822,772	5,544,557

Less: accumulated depreciation	(1,403,262)	(1,775,231)

Net book value	2,419,510	3,769,326